RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Summary of the related party transactions

	Year ended December 31,
	2021	2020
	$	$
Amounts paid to Goldspot Discoveries Inc. (i) for administration, exploration and evaluation	(1,356,384)	(147,690)
Amounts paid to Mexican Gold Mining Corp. (ii) for legal fees	—	(127,234)
Options exercised by members of key management	666,875	5,753,625
(i)	Goldspot Discoveries Inc. is a related entity having the following common director and officer to the Company: Denis Laviolette, Director and President.
(ii)	Mexican Gold Mining Corp. is a related entity having the following common director and officer to the Company: John Anderson, Director, Michael Kanevsky, Chief Financial Officer.

Summary of key management personnel compensation

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2021
	$	$	$	$
Executive Chairman	300,000	1,291,220	100,000	1,691,220
Chief Executive Officer	300,000	1,291,220	100,000	1,691,220
President	210,000	1,291,220	70,000	1,571,220
Chief Financial Officer	72,000	—	—	72,000
Chief Operating Officer	195,000	544,192	65,000	804,192
Non-executive directors	80,129	1,546,426	—	1,626,555
Total	1,157,129	5,964,278	335,000	7,456,407

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2020
	$	$	$	$
Executive Chairman	269,070	15,233,481	75,000	15,577,551
Chief Executive Officer	250,000	4,722,549	325,000	5,297,549
President	195,000	1,281,825	75,000	1,551,825
Chief Financial Officer	72,900	—	—	72,900
Chief Operating Officer	157,083	291,310	33,000	481,393
Non-executive directors	20,000	886,614	—	906,614
Total	964,053	22,415,779	508,000	23,887,832